Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating lease cost	¥ 108,904	$ 16,690	¥ 122,427
Cost of revenues and operating expenses [Member]
Operating lease cost	117,479	18,004	128,507
Cost of other leases with terms less than one year	¥ 66,253	$ 10,154	¥ 38,229